Parent Company Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ASSETS:
Cash and cash equivalents	$ 73,186	$ 40,778	$ 39,251	$ 27,321
Available for sale securities, at fair value	159,367	175,132
Other assets	6,605	6,713
Total assets	1,550,890	1,481,834
LIABILITIES AND SHAREHOLDERS' EQUITY:
Liabilities	1,386,163	1,327,504
Shareholders' equity	164,727	154,330	157,739	152,842
Total liabilities and shareholders' equity	1,550,890	1,481,834
Parent Company [Member]
ASSETS:
Cash and cash equivalents	10,751	3,546	$ 12,930	$ 6,589
Available for sale securities, at fair value	5,021	5,009
Investment In Savings Institute Bank and Trust Company	155,470	149,058
ESOP note receivable	3,659	4,176
Income Taxes Receivable	0	325
Other assets	784	755
Total assets	175,685	162,869
LIABILITIES AND SHAREHOLDERS' EQUITY:
Liabilities	10,958	8,539
Shareholders' equity	164,727	154,330
Total liabilities and shareholders' equity	$ 175,685	$ 162,869